Loans Allowance for Loan Losses and Credit Quality (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
30-89 days	$ 2,135,203	$ 2,151,905
90 days or more	3,095,765	1,577,012
Total past due	5,230,968	3,728,917
Current	684,757,565	705,626,413
Total loans	689,988,533	709,355,330
Non-accrual loans	5,940,629	4,674,764
90 days or more and accruing	593,303	489,177
Residential real estate - 1st lien [Member]
30-89 days	1,190,300	1,872,439
90 days or more	608,775	828,344
Total past due	1,799,075	2,700,783
Current	179,517,270	167,806,480
Total loans	181,316,345	170,507,263
Non-accrual loans	1,180,563	2,173,315
90 days or more and accruing	506,827	390,288
Commercial Real Estates [Member]
30-89 days	49,450	127,343
90 days or more	2,400,514	567,957
Total past due	2,449,964	695,300
Current	298,508,967	279,849,250
Total loans	300,958,931	280,544,550
Non-accrual loans	4,517,839	1,875,942
90 days or more and accruing	0	0
Commercial & industrial [Member]
30-89 days	833,875	119,413
90 days or more	0	0
Total past due	833,875	119,413
Current	120,099,595	160,948,088
Total loans	120,933,470	161,067,501
Non-accrual loans	98,661	434,196
90 days or more and accruing	0	0
Municipal [Member]
30-89 days	0	0
90 days or more	0	0
Total past due	0	0
Current	47,955,231	54,807,367
Total loans	47,955,231	54,807,367
Non-accrual loans	0	0
90 days or more and accruing	0	0
Residential real estate - Jr lien [Member]
30-89 days	51,837	18,322
90 days or more	86,476	180,711
Total past due	138,313	199,033
Current	34,221,551	37,948,626
Total loans	34,359,864	38,147,659
Non-accrual loans	143,566	191,311
90 days or more and accruing	86,476	98,889
Consumer [Member]
30-89 days	9,741	14,388
90 days or more	0	0
Total past due	9,741	14,388
Current	4,454,951	4,266,602
Total loans	4,464,692	4,280,990
Non-accrual loans	0	0
90 days or more and accruing	$ 0	$ 0